Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other current liabilities [Abstract]
Other current liabilities
Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2012	December 31, 2011

Taxes payable	322	309
Employee withheld taxes, social security and vacation payment	83	95
Accrued interest expense	54	30
Liabilities relating to investment in shares (1)	5	-
Deferred mobilization revenues – short-term portion	96	115
Derivative financial instruments (2)	397	414
Accrued expenses	341	279
Other current liabilities	40	72
Total other current liabilities	1,338	1,314

(1) Liabilities relating to the Company's share forward contracts are recorded as short-term debt.

(2) Derivative financial instruments consist of unrealized losses on various types of derivatives.